Intangible assets, net (Details 3) - Mar. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Intangible assets, net
2016	$ 745	¥ 4,621
2017	745	4,621
2018	745	4,621
2019	745	4,621
2020 and thereafter	15,721	97,444
Total amortization expenses	$ 18,701	¥ 115,928